Loss on impairment of equity method investments (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Total loss on impairment of equity method investments	$ 0	$ (47)	$ 0	$ (47)	$ 0
Discount rate | Discounted cash flow
Schedule of Equity Method Investments [Line Items]
Long-lived assets, measurement input	0.128			0.128
Seadrill Partners - Direct ownership interests
Schedule of Equity Method Investments [Line Items]
Total loss on impairment of equity method investments	$ 0		$ 0	$ (47)	$ 0